MoA US Government Money Market Fund Average Annual Total Returns	12 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	2.76%	2.54%	2.47%	2.15%	1.79%
MoA Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.09%		2.30%			1.55%